Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
9. Leases

As a lessee, we enter into leases of land, buildings, and equipment. Our real estate leases primarily relate to bank branches and office space. The leases of equipment principally relate to technology assets for data processing and data storage. As a lessor, we primarily provide financing through our equipment leasing business.

Lessee

Our leases are classified as either operating or financing and have remaining terms ranging from 1 to 20 years with the exception of certain ground leases that have terms over 30 years although certain leases have extension or termination options. Lease payments are discounted using Key’s incremental borrowing rate, consistent with what Key would pay to borrow on a collateralized basis over a term similar to each lease. Certain lease payments are variable and are based on a contractually defined index or transaction volume.

Operating lease expense is recognized in "net occupancy" and "equipment" on the income statement. The components of lease expense and cash flows related to leases are summarized as follows:

Dollars in millions	December 31, 2025	December 31, 2024	December 31, 2023
Operating lease cost	$118	$118	$122
Variable lease cost	20	21	19
Finance lease cost	—	1	1
Total lease cost	$138	$140	$142

Cash paid for amounts included in the measurement of lease liabilities	$129	$134	$136
Right-of-use assets obtained in exchange for lease obligations	91	70	65

Additional balance sheet information related to leases is summarized as follows:

Dollars in millions	Balance sheet classification	December 31, 2025	December 31, 2024
Right-of-use assets	Accrued income and other assets	$444	$453
Operating lease liabilities	Accrued expense and other liabilities	484	506

Information pertaining to the lease term and weighted-average discount rate, and maturities of operating lease liabilities are summarized as follows:

Dollars in millions	December 31, 2025
2026	$127
2027	117
2028	95
2029	72
2030	49
Thereafter	78
Total lease payments	$538
Less imputed interest	54
Total operating lease liabilities	$484

	December 31, 2025	December 31, 2024
Weighted-average remaining lease term (years)	5.37	5.42
Weighted-average discount rate	3.72%	3.40%

Lessor Equipment Leasing

Leases may have fixed or floating rate terms. Variable payments are based on an index or other specified rate and are included in rental payments. Certain leases contain an option to extend the lease term or the option to terminate at the discretion of the lessee. Under certain conditions, lease agreements may also contain the option for a lessee to purchase the underlying asset.

Interest income from sales-type and direct financing leases is recognized in "interest income — loans" on the Consolidated Statements of Income. Income related to operating leases is recognized in “operating lease income and other leasing gains” on the Consolidated Statements of Income. The components of equipment leasing income are summarized in the table below:

Dollars in millions	December 31, 2025	December 31, 2024	December 31, 2023
Sales-type and direct financing leases
Interest income on lease receivable	$54	$69	$78
Interest income related to accretion of unguaranteed residual asset	7	9	13
Interest income on deferred fees and costs	21	20	4
Total sales-type and direct financing lease income	82	98	95
Operating leases
Operating lease income related to lease payments	43	68	84
Other operating leasing gains and (losses)	—	8	8
Total operating lease income and other leasing gains	43	76	92
Total lease income	$125	$174	$187

Equipment leasing receivables relate to sales-type and direct financing leases. The composition of the net investment in sales-type and direct financing leases is as follows:

Dollars in millions	December 31, 2025	December 31, 2024
Lease receivables	$1,916	$2,345
Unearned income	(276)	(270)
Unguaranteed residual value	454	421
Deferred fees and costs	5	1
Net investment in sales-type and direct financing leases	$2,099	$2,497

The residual value component of a lease represents the fair value of the leased asset at the end of the lease term. We rely on industry data, historical experience, independent appraisals and the experience of the equipment leasing asset management team to value lease residuals. Relationships with a number of equipment vendors give the asset management team insight into the life cycle of the leased equipment, pending product upgrades and competing products. Key assesses net investments in leases, including residual values, for impairment and recognizes any impairment losses in accordance with the impairment guidance for financial instruments. The carrying amount of residual assets covered by residual value guarantees at December 31, 2025, and December 31, 2024, was $269 million and $238 million, respectively.
At December 31, 2025, minimum future lease payments to be received for leases are as follows:

Dollars in millions	Sales-type and direct financing lease payments	Operating lease payments
2026	$583	$27
2027	410	19
2028	256	10
2029	182	5
2030	141	4
Thereafter	344	14
Total lease payments	$1,916	$79

The carrying amount of operating lease assets at December 31, 2025 and December 31, 2024, was $153 million and $224 million, respectively.

Leases
9. Leases

As a lessee, we enter into leases of land, buildings, and equipment. Our real estate leases primarily relate to bank branches and office space. The leases of equipment principally relate to technology assets for data processing and data storage. As a lessor, we primarily provide financing through our equipment leasing business.

Lessee

Our leases are classified as either operating or financing and have remaining terms ranging from 1 to 20 years with the exception of certain ground leases that have terms over 30 years although certain leases have extension or termination options. Lease payments are discounted using Key’s incremental borrowing rate, consistent with what Key would pay to borrow on a collateralized basis over a term similar to each lease. Certain lease payments are variable and are based on a contractually defined index or transaction volume.

Operating lease expense is recognized in "net occupancy" and "equipment" on the income statement. The components of lease expense and cash flows related to leases are summarized as follows:

Dollars in millions	December 31, 2025	December 31, 2024	December 31, 2023
Operating lease cost	$118	$118	$122
Variable lease cost	20	21	19
Finance lease cost	—	1	1
Total lease cost	$138	$140	$142

Cash paid for amounts included in the measurement of lease liabilities	$129	$134	$136
Right-of-use assets obtained in exchange for lease obligations	91	70	65

Additional balance sheet information related to leases is summarized as follows:

Dollars in millions	Balance sheet classification	December 31, 2025	December 31, 2024
Right-of-use assets	Accrued income and other assets	$444	$453
Operating lease liabilities	Accrued expense and other liabilities	484	506

Information pertaining to the lease term and weighted-average discount rate, and maturities of operating lease liabilities are summarized as follows:

Dollars in millions	December 31, 2025
2026	$127
2027	117
2028	95
2029	72
2030	49
Thereafter	78
Total lease payments	$538
Less imputed interest	54
Total operating lease liabilities	$484

	December 31, 2025	December 31, 2024
Weighted-average remaining lease term (years)	5.37	5.42
Weighted-average discount rate	3.72%	3.40%

Lessor Equipment Leasing

Leases may have fixed or floating rate terms. Variable payments are based on an index or other specified rate and are included in rental payments. Certain leases contain an option to extend the lease term or the option to terminate at the discretion of the lessee. Under certain conditions, lease agreements may also contain the option for a lessee to purchase the underlying asset.

Interest income from sales-type and direct financing leases is recognized in "interest income — loans" on the Consolidated Statements of Income. Income related to operating leases is recognized in “operating lease income and other leasing gains” on the Consolidated Statements of Income. The components of equipment leasing income are summarized in the table below:

Dollars in millions	December 31, 2025	December 31, 2024	December 31, 2023
Sales-type and direct financing leases
Interest income on lease receivable	$54	$69	$78
Interest income related to accretion of unguaranteed residual asset	7	9	13
Interest income on deferred fees and costs	21	20	4
Total sales-type and direct financing lease income	82	98	95
Operating leases
Operating lease income related to lease payments	43	68	84
Other operating leasing gains and (losses)	—	8	8
Total operating lease income and other leasing gains	43	76	92
Total lease income	$125	$174	$187

Equipment leasing receivables relate to sales-type and direct financing leases. The composition of the net investment in sales-type and direct financing leases is as follows:

Dollars in millions	December 31, 2025	December 31, 2024
Lease receivables	$1,916	$2,345
Unearned income	(276)	(270)
Unguaranteed residual value	454	421
Deferred fees and costs	5	1
Net investment in sales-type and direct financing leases	$2,099	$2,497

The residual value component of a lease represents the fair value of the leased asset at the end of the lease term. We rely on industry data, historical experience, independent appraisals and the experience of the equipment leasing asset management team to value lease residuals. Relationships with a number of equipment vendors give the asset management team insight into the life cycle of the leased equipment, pending product upgrades and competing products. Key assesses net investments in leases, including residual values, for impairment and recognizes any impairment losses in accordance with the impairment guidance for financial instruments. The carrying amount of residual assets covered by residual value guarantees at December 31, 2025, and December 31, 2024, was $269 million and $238 million, respectively.
At December 31, 2025, minimum future lease payments to be received for leases are as follows:

Dollars in millions	Sales-type and direct financing lease payments	Operating lease payments
2026	$583	$27
2027	410	19
2028	256	10
2029	182	5
2030	141	4
Thereafter	344	14
Total lease payments	$1,916	$79

The carrying amount of operating lease assets at December 31, 2025 and December 31, 2024, was $153 million and $224 million, respectively.

Leases
9. Leases

As a lessee, we enter into leases of land, buildings, and equipment. Our real estate leases primarily relate to bank branches and office space. The leases of equipment principally relate to technology assets for data processing and data storage. As a lessor, we primarily provide financing through our equipment leasing business.

Lessee

Our leases are classified as either operating or financing and have remaining terms ranging from 1 to 20 years with the exception of certain ground leases that have terms over 30 years although certain leases have extension or termination options. Lease payments are discounted using Key’s incremental borrowing rate, consistent with what Key would pay to borrow on a collateralized basis over a term similar to each lease. Certain lease payments are variable and are based on a contractually defined index or transaction volume.

Operating lease expense is recognized in "net occupancy" and "equipment" on the income statement. The components of lease expense and cash flows related to leases are summarized as follows:

Dollars in millions	December 31, 2025	December 31, 2024	December 31, 2023
Operating lease cost	$118	$118	$122
Variable lease cost	20	21	19
Finance lease cost	—	1	1
Total lease cost	$138	$140	$142

Cash paid for amounts included in the measurement of lease liabilities	$129	$134	$136
Right-of-use assets obtained in exchange for lease obligations	91	70	65

Additional balance sheet information related to leases is summarized as follows:

Dollars in millions	Balance sheet classification	December 31, 2025	December 31, 2024
Right-of-use assets	Accrued income and other assets	$444	$453
Operating lease liabilities	Accrued expense and other liabilities	484	506

Information pertaining to the lease term and weighted-average discount rate, and maturities of operating lease liabilities are summarized as follows:

Dollars in millions	December 31, 2025
2026	$127
2027	117
2028	95
2029	72
2030	49
Thereafter	78
Total lease payments	$538
Less imputed interest	54
Total operating lease liabilities	$484

	December 31, 2025	December 31, 2024
Weighted-average remaining lease term (years)	5.37	5.42
Weighted-average discount rate	3.72%	3.40%

Lessor Equipment Leasing

Leases may have fixed or floating rate terms. Variable payments are based on an index or other specified rate and are included in rental payments. Certain leases contain an option to extend the lease term or the option to terminate at the discretion of the lessee. Under certain conditions, lease agreements may also contain the option for a lessee to purchase the underlying asset.

Interest income from sales-type and direct financing leases is recognized in "interest income — loans" on the Consolidated Statements of Income. Income related to operating leases is recognized in “operating lease income and other leasing gains” on the Consolidated Statements of Income. The components of equipment leasing income are summarized in the table below:

Dollars in millions	December 31, 2025	December 31, 2024	December 31, 2023
Sales-type and direct financing leases
Interest income on lease receivable	$54	$69	$78
Interest income related to accretion of unguaranteed residual asset	7	9	13
Interest income on deferred fees and costs	21	20	4
Total sales-type and direct financing lease income	82	98	95
Operating leases
Operating lease income related to lease payments	43	68	84
Other operating leasing gains and (losses)	—	8	8
Total operating lease income and other leasing gains	43	76	92
Total lease income	$125	$174	$187

Equipment leasing receivables relate to sales-type and direct financing leases. The composition of the net investment in sales-type and direct financing leases is as follows:

Dollars in millions	December 31, 2025	December 31, 2024
Lease receivables	$1,916	$2,345
Unearned income	(276)	(270)
Unguaranteed residual value	454	421
Deferred fees and costs	5	1
Net investment in sales-type and direct financing leases	$2,099	$2,497

The residual value component of a lease represents the fair value of the leased asset at the end of the lease term. We rely on industry data, historical experience, independent appraisals and the experience of the equipment leasing asset management team to value lease residuals. Relationships with a number of equipment vendors give the asset management team insight into the life cycle of the leased equipment, pending product upgrades and competing products. Key assesses net investments in leases, including residual values, for impairment and recognizes any impairment losses in accordance with the impairment guidance for financial instruments. The carrying amount of residual assets covered by residual value guarantees at December 31, 2025, and December 31, 2024, was $269 million and $238 million, respectively.
At December 31, 2025, minimum future lease payments to be received for leases are as follows:

Dollars in millions	Sales-type and direct financing lease payments	Operating lease payments
2026	$583	$27
2027	410	19
2028	256	10
2029	182	5
2030	141	4
Thereafter	344	14
Total lease payments	$1,916	$79

The carrying amount of operating lease assets at December 31, 2025 and December 31, 2024, was $153 million and $224 million, respectively.

Leases
9. Leases

As a lessee, we enter into leases of land, buildings, and equipment. Our real estate leases primarily relate to bank branches and office space. The leases of equipment principally relate to technology assets for data processing and data storage. As a lessor, we primarily provide financing through our equipment leasing business.

Lessee

Our leases are classified as either operating or financing and have remaining terms ranging from 1 to 20 years with the exception of certain ground leases that have terms over 30 years although certain leases have extension or termination options. Lease payments are discounted using Key’s incremental borrowing rate, consistent with what Key would pay to borrow on a collateralized basis over a term similar to each lease. Certain lease payments are variable and are based on a contractually defined index or transaction volume.

Operating lease expense is recognized in "net occupancy" and "equipment" on the income statement. The components of lease expense and cash flows related to leases are summarized as follows:

Dollars in millions	December 31, 2025	December 31, 2024	December 31, 2023
Operating lease cost	$118	$118	$122
Variable lease cost	20	21	19
Finance lease cost	—	1	1
Total lease cost	$138	$140	$142

Cash paid for amounts included in the measurement of lease liabilities	$129	$134	$136
Right-of-use assets obtained in exchange for lease obligations	91	70	65

Additional balance sheet information related to leases is summarized as follows:

Dollars in millions	Balance sheet classification	December 31, 2025	December 31, 2024
Right-of-use assets	Accrued income and other assets	$444	$453
Operating lease liabilities	Accrued expense and other liabilities	484	506

Information pertaining to the lease term and weighted-average discount rate, and maturities of operating lease liabilities are summarized as follows:

Dollars in millions	December 31, 2025
2026	$127
2027	117
2028	95
2029	72
2030	49
Thereafter	78
Total lease payments	$538
Less imputed interest	54
Total operating lease liabilities	$484

	December 31, 2025	December 31, 2024
Weighted-average remaining lease term (years)	5.37	5.42
Weighted-average discount rate	3.72%	3.40%

Lessor Equipment Leasing

Leases may have fixed or floating rate terms. Variable payments are based on an index or other specified rate and are included in rental payments. Certain leases contain an option to extend the lease term or the option to terminate at the discretion of the lessee. Under certain conditions, lease agreements may also contain the option for a lessee to purchase the underlying asset.

Interest income from sales-type and direct financing leases is recognized in "interest income — loans" on the Consolidated Statements of Income. Income related to operating leases is recognized in “operating lease income and other leasing gains” on the Consolidated Statements of Income. The components of equipment leasing income are summarized in the table below:

Dollars in millions	December 31, 2025	December 31, 2024	December 31, 2023
Sales-type and direct financing leases
Interest income on lease receivable	$54	$69	$78
Interest income related to accretion of unguaranteed residual asset	7	9	13
Interest income on deferred fees and costs	21	20	4
Total sales-type and direct financing lease income	82	98	95
Operating leases
Operating lease income related to lease payments	43	68	84
Other operating leasing gains and (losses)	—	8	8
Total operating lease income and other leasing gains	43	76	92
Total lease income	$125	$174	$187

Equipment leasing receivables relate to sales-type and direct financing leases. The composition of the net investment in sales-type and direct financing leases is as follows:

Dollars in millions	December 31, 2025	December 31, 2024
Lease receivables	$1,916	$2,345
Unearned income	(276)	(270)
Unguaranteed residual value	454	421
Deferred fees and costs	5	1
Net investment in sales-type and direct financing leases	$2,099	$2,497

The residual value component of a lease represents the fair value of the leased asset at the end of the lease term. We rely on industry data, historical experience, independent appraisals and the experience of the equipment leasing asset management team to value lease residuals. Relationships with a number of equipment vendors give the asset management team insight into the life cycle of the leased equipment, pending product upgrades and competing products. Key assesses net investments in leases, including residual values, for impairment and recognizes any impairment losses in accordance with the impairment guidance for financial instruments. The carrying amount of residual assets covered by residual value guarantees at December 31, 2025, and December 31, 2024, was $269 million and $238 million, respectively.
At December 31, 2025, minimum future lease payments to be received for leases are as follows:

Dollars in millions	Sales-type and direct financing lease payments	Operating lease payments
2026	$583	$27
2027	410	19
2028	256	10
2029	182	5
2030	141	4
Thereafter	344	14
Total lease payments	$1,916	$79

The carrying amount of operating lease assets at December 31, 2025 and December 31, 2024, was $153 million and $224 million, respectively.